PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 253,510	$ 248,970		$ 61,929
Accumulated depreciation	(81,551)	(40,620)		(1,255)
Property and equipment, net	171,958	208,350	[1]	60,674
Software/Website Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,219	8,219
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	141,125	136,585		35,698
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 104,166	$ 104,166		24,092
Software / website development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 2,139

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.